Note 1 - Organization - Schedule of Subsidiaries (Details)	Jun. 30, 2026
New Innovation BVI Limited [Member]
New Innovations BVI Limited	100.00%
New Innovations Limited [Member]
New Innovations BVI Limited	100.00%
BitVentures America Inc [Member]
New Innovations BVI Limited	100.00%
Freedom Mining LLC [Member]
New Innovations BVI Limited	100.00%
BTV-NDR eCommerce LLC [Member]
New Innovations BVI Limited	100.00%
Santech Global Hong Kong Limited [Member]
New Innovations BVI Limited	100.00%